UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.): [     ] is a restatement.
                                  [     ] adds new holdings entries.



Institutional Investment Manager Filing this Report:

Name:		Capital Management Associates
Address:	140 Broadway
		44th Floor
		New York, NY  10005

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name 	Joseph A. Zock
Title:	Managing Director
Phone:	212-320-2000

Signature, Place, and Date of Signing:

Joseph A. Zock, New York, New York,  November 8, 1999

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.
[  ]	13F NOTICE.
[  ]	13F COMBINATION REPORT.


List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.



FORM 13F SUMMARY PAGE





Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:



List of Other Included Mangers:

No. 13F File Number	Name





























Capital Management Associates
FORM 13F
September 30, 1999
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                                                                                      Voting Authority

                                                    Value     Shares/Sh/  Put/  Invstm Other
Name of Issuer               Title of cl   CUSIP    (x$1000   Prn AmtPrn  Call  Dscret Managers     Sole    Shared

<S)
AMERICAN GREETINGS CORP          COM        026375105  17296   671700SH         Sole                671,700
APACHE CORP.                     COM        037411105  19469   450800SH         Sole                450,800
APPLIED MATLS INC COM            COM        038222105   6095    78450SH         Sole                 78,450
AVISTA CORP.                     COM        05379B107  11523   656100SH         Sole                656,100
BARD (C.R.) INC.                 COM        067383109  15688   333350SH         Sole                333,350
BOWATER INC.                     COM        102183100  16081   306300SH         Sole                306,300
BRINKER INTERNATIONAL INC        COM        109641100  15227   562650SH         Sole                562,650
CHIRON CORP.                     COM        170040109  14684   530350SH         Sole                530,350
CMS ENERGY CORP                  COM        125896100  13107   386200SH         Sole                386,200
COMVERSE TECHNOLOGY INC.         COM        205862402   7201    76350SH         Sole                 76,350
COOPER CAMERON CORP              COM        216640102  16644   440900SH         Sole                440,900
DEERE & CO                       COM        244199105  15663   404850SH         Sole                404,850
DELHAIZE AMERICA INC.            COM        246688105   9826463762.71SH         Sole                463,763
DELUXE CORP                      COM        248019101  15616   459300SH         Sole                459,300
ELECTRONIC ARTS INC              COM        285512109  17426   240772SH         Sole                240,772
ENSCO INTERNATIONALINC           COM        26874Q100    244    13500SH         Sole                 13,500
FIRST TENNESSEE NATL CORP        COM        337162101  11535   410150SH         Sole                410,150
FLOWERS INDS INC                 COM        343496105  24066  100,000SH         Sole                100,000
HALLIBURTON CO                   COM        406216101  15890   387550SH         Sole                387,550
HANNA M A CO                     COM        410522106  12595  1107280SH         Sole               1,107,280
HARCOURT GENERAL INC.            COM        41163g101  12227   293750SH         Sole                293,750
HELIX TECHNOLOGY CORP            COM        423319102  10123   304450SH         Sole                304,450
HOUGHTON MIFFLIN CO.             COM        441560109  12220   300800SH         Sole                300,800
IDACORP INC.                     COM        451107106  14530   482317SH         Sole                482,317
IVAX CORP                        COM        465823102  18673  1131700SH         Sole               1,131,700
LSI LOGIC CORP                   COM        502161102   9955   191450SH         Sole                191,450
MANOR CARE INC.                  COM        564055101  15311   890800SH         Sole                890,800
MCCORMICK & CO-NON VTG SHRS      COM        579780206  17288   522900SH         Sole                522,900
NATIONAL SEMICONDUCTOR COM       COM        637640103  15541   508500SH         Sole                508,500
OFFICE DEPOT                     COM        676220106   8389   798975SH         Sole                798,975
OUTDOOR SYSTEMS INC.             COM        690057104  18225   509800SH         Sole                509,800
SEMPRA ENERGY                    COM        816851109  15003   720879SH         Sole                720,879
SOUTHWEST AIRLINES               COM        844741108  11697   770175SH         Sole                770,175
STEWART ENTERPRISES              COM        860370105   8178  1348900SH         Sole               1,348,900
SUMMIT BANCORP                   COM        866005101  14057   433350SH         Sole                433,350
TERADYNE INC                     COM        880770102   6095   172900SH         Sole                172,900
TEXAS INDUSTRIES INC.            COM        882491103  19538   528050SH         Sole                528,050
TRANSOCEAN OFFSHORE INC-CAYM     COM        G90076103  14577   476000SH         Sole                476,000
U S WEST INC                     COM        91273H101  16229   284400SH         Sole                284,400
UNOCAL CORP                      COM        915289102  16345   441000SH         Sole                441,000
WEYERHAEUSER CO.                 COM        962166104   6759   117300SH         Sole                117,300
WILLIAMS COS INC.                COM        969457100  14064   373800SH         Sole                373,800

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